PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets

	2012	2013
	RMB	RMB
Prepayments and deposits to vendors	644,317,439	1,083,771,955
Interest receivable	36,543,547	55,861,029
Receivables from financial institution	14,368,206	28,303,638
Employee advances	3,676,848	10,476,537
Prepayments for property and equipment	7,885,594	4,575,720
Receivables related to Capped Call Option (Note 18)	264,779,132	—
Others	22,249,774	32,767,408
Total	993,820,540	1,215,756,287